Credit facility	12 Months Ended
Aug. 31, 2020
Credit facility
Credit facility

10.Credit facility

The Company has an authorized line of credit of $250,000 and $100,000 letter of guarantee facility, renewable annually, bearing interest at prime rate plus 1%, secured by a first ranking movable hypothec of $750,000 on all assets, as well as a personal guarantee of $250,000 from the shareholders.